Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net income	$ 19,221	$ 30,202	$ 11,750	$ 16,402	$ 14,205	$ 20,098	$ 13,009	$ 16,017	$ 77,575	$ 63,329	$ 73,069
Less: Preferred stock dividends and discount accretion	1,032	1,032	1,033	1,031	4,814	4,943	4,943	4,943	4,128	19,643	19,556
Less: Non-cash deemed preferred stock dividend					11,361					11,361
Net income applicable to common shares - Basic	18,189	29,170	10,717	15,371	(1,970)	15,155	8,066	11,074	73,447	32,325	53,513
Add: Dividends on convertible preferred stock											4,000
Net income applicable to common shares - Diluted									$ 73,447	$ 32,325	$ 57,513
Weighted average common shares outstanding									35,355	30,057	24,010
Effect of dilutive potential common shares									8,636	1,513	2,335
Weighted average common shares and effect of dilutive potential common shares									43,991	31,570	26,345
Net income per common share - Basic	$ 0.51	$ 0.82	$ 0.31	$ 0.44	$ (0.06)	$ 0.49	$ 0.26	$ 0.43	$ 2.08	$ 1.08	$ 2.23
Net income per common share - Diluted	$ 0.41	$ 0.65	$ 0.25	$ 0.36	$ (0.06)	$ 0.47	$ 0.25	$ 0.41	$ 1.67	$ 1.02	$ 2.18